Dividends (Tables)	6 Months Ended
Dec. 31, 2022
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Summary of Dividends Paid

	Half year ended 31 Dec 2022		Half year ended 31 Dec 2021		Year ended 30 June 2022
	Per share US cents	Total US$M	Per share US cents	Total US$M	Per share US cents	Total US$M
Dividends paid during the period
Prior year final dividend	175.0	8,858	200.0	10,119	200.0	10,119
Interim dividend	N/A	–	N/A	–	150.0	7,601

	175.0	8,858	200.0	10,119	350.0	17,720